SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation Of Revenue
Additions to refund liability	$ 8,855	$ 11,958	$ 23,454
Deductions from refund liability	8,866	11,546	23,277
Deferred revenue, revenue recognized	$ 7,603	$ 8,638	$ 13,075
Minimum
Disaggregation Of Revenue
Payment terms (in days)	30 days
Maximum
Disaggregation Of Revenue
Payment terms (in days)	90 days